INCOME TAX (Narrative) (Details) - USD ($)	12 Months Ended
	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018
Period over which state capital-based tax will be phased out	7 years
State and Local Jurisdiction [Member]
Operating loss carryforwards	$ 10,526,000	$ 10,170,000	$ 8,274,000
Domestic Tax Authority [Member]
Operating loss carryforwards	$ 8,404,000	$ 4,002,000